Interim Consolidated Statement of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Share Capital	Additional paid in capital	Treasury Share	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2021			$ (153,072)		$ 1,372	$ 78,438	$ (73,347)
Balance (in Shares) at Dec. 31, 2021	187,680,294			(85)
Exercise of share option, vested RSUs and ESPP			4,683				4,683
Exercise of share option, vested RSUs and ESPP (in Shares)	1,968,473
Share-based compensation expense and ESPP benefit			6,463				6,463
Exercise of public warrants			5				5
Exercise of public warrants (in Shares)	500	[1]
Other comprehensive loss					(2,381)		(2,381)
Net income						88,635	88,635
Balance at Jun. 30, 2022			(141,921)		(1,009)	(167,073)	24,058
Balance (in Shares) at Jun. 30, 2022	189,649,267	[1]		(85)
Balance at Dec. 31, 2022			(125,624)		331	199,243	73,865
Balance (in Shares) at Dec. 31, 2022	193,014,155	[1]		(85)
Exercise of share option, vested RSUs and ESPP			8,401				8,401
Exercise of share option, vested RSUs and ESPP (in Shares)	4,353,685	[1]
Share-based compensation expense and ESPP benefit			9,057				9,057
Share-based compensation expense and ESPP benefit (in Shares)
Other comprehensive loss					(814)		(814)
Net income						(72,953)	(72,953)
Balance at Jun. 30, 2023			$ (108,166)		$ (483)	$ (126,290)	$ 17,556
Balance (in Shares) at Jun. 30, 2023	197,367,840			(85)

[1]	Less than 1 USD